Segment and Revenue Information	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Segment and Revenue Information
Note 19 – Segment and Revenue Information
Our primary profitability measurement to review segment operating results is Loss from operations. We operate in three reportable segments: BCA, BDS, and BGS. All other activities fall within
Unallocated items, eliminations and other. See page F-70 for the Summary of Business Segment Data, which is an integral part of this note.
BCA develops, produces and markets commercial jet aircraft principally to the commercial airline industry worldwide. Revenue on commercial aircraft contracts is recognized at the point in time when an aircraft is completed and accepted by the customer.
BDS engages in the research, development, production and modification of the following products and related services: manned and unmanned military aircraft and weapons systems, surveillance and engagement, strategic defense and intelligence systems, satellite systems and space exploration. BDS revenue is generally recognized over the contract term (over time) as costs are incurred
.
BGS provides parts, maintenance, modifications, logistics support, training, data analytics and information-based services to commercial and government customers worldwide. BGS segment revenue and costs include certain products and services
provided to other segments. Revenue on commercial spare parts contracts is recognized at the point in time when a spare part is delivered to the customer. Revenue on other contracts is generally recognized over the contract term (over time) as costs are incurred.
The following tables present BCA, BDS and BGS revenues from contracts with customers disaggregated in a number of ways, such as geographic location, contract type and the method of revenue recognition. We believe these best depict how the nature, amount, timing and uncertainty of our revenues and cash flows are affected by economic factors.
BCA revenues by customer location consisted of the following:

(Dollars in millions)	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
Revenue from contracts with customers:
Europe	$1,547	$3,393	$777	$2,038
Asia	4,393	2,355	2,280	1,549
Middle East	1,174	1,466	406	750
Other non-U.S.	754	1,082	344	729

Total non-U.S. revenues	7,868	8,296	3,807	5,066
United States	3,158	7,175	2,173	3,740
Estimated potential concessions and other considerations to 737 MAX customers, net of insurance recoveries	(443)	26		26

Total revenues from contracts with customers	10,583	15,497	5,980	8,832
Intersegment revenues eliminated on consolidation	73	47	23	8

Total segment revenues	$10,656	$15,544	$6,003	$8,840

Revenue recognized on fixed-price contracts	100%	100%	100%	100%
Revenue recognized at a point in time	99%	99%	99%	99%

BDS revenues on contracts with customers, based on the customer’s location, consisted of the following:

(Dollars in millions)	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
Revenue from contracts with customers:
U.S. customers	$9,963	$10,338	$4,519	$5,028
Non-U.S. customers(1)	3,008	2,368	1,502	1,139

Total segment revenue from contracts with customers	$12,971	$12,706	$6,021	$6,167

Revenue recognized over time	99%	99%	99%	99%
Revenue recognized on fixed-price contracts	55%	59%	52%	57%
Revenue from the U.S. government (1)	90%	90%	89%	90%

(1)	Includes revenues earned from foreign military sales through the U.S. government.
BGS revenues consisted of the following:

(Dollars in millions)	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
Revenue from contracts with customers:
Commercial	$5,900	$5,419	$2,900	$2,703
Government	3,829	3,874	1,895	1,948

Total revenues from contracts with customers	9,729	9,293	4,795	4,651
Intersegment revenues eliminated on consolidation	205	173	94	95
Total segment revenues	$9,934	$9,466	$4,889	$4,746

Revenue recognized at a point in time	53%	51%	53%	51%
Revenue recognized on fixed-price contracts	87%	87%	87%	87%
Revenue from the U.S. government(1)	28%	31%	27%	31%

(1)	Includes revenues earned from foreign military sales through the U.S. government.
Backlog
Our total backlog includes contracts that we and our customers are committed to perform. The value in backlog represents the estimated transaction prices on performance obligations to our customers for which work remains to be performed. Backlog is converted into revenue, primarily based on the cost incurred or at delivery and acceptance of products, depending on the applicable revenue recognition model.
Our backlog at June 30, 2024 was $515,874. We expect approximately 24% to be converted to revenue through 2025 and approximately 69% through 2028, with the remainder thereafter. There is significant uncertainty regarding the timing of when backlog will convert into revenue. We may experience reductions to backlog and/or significant order cancellations due to production disruptions, and/or further delays to entry into service of the 777X,
737-7
and/or
737-10.
Unallocated Items, Eliminations and Other
Unallocated items, eliminations and other include common internal services that support Boeing’s global business operations and eliminations of certain sales between segments. We generally allocate costs to business segments based on the U.S. Government Cost Accounting Standards (CAS). Components of Unallocated items, eliminations and other (expense)/income are shown in the following table.

	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
Share-based plans	$53	($38)	$43	$14
Deferred compensation	(49)	(96)	(19)	(42)
Amortization of previously capitalized interest	(46)	(47)	(23)	(24)
Research and development expense, net	(188)	(149)	(99)	(73)
Eliminations and other unallocated items	(716)	(466)	(536)	(211)

Unallocated items, eliminations and other	($946)	($796)	($634)	($336)

Eliminations and other unallocated items for the six and three months ended June 30, 2024 includes an earnings charge of $244 that reflects a fine that would be paid if an agreement with the U.S. Department of Justice is approved by the federal district court. For additional discussion, see Note 18 to our Condensed Consolidated Financial Statements.
Pension and Other Postretirement Benefit Expense
Pension costs are allocated to BDS and BGS businesses supporting government customers using CAS, which employ different actuarial assumptions and accounting conventions than GAAP. These costs are allocable to government contracts. Other postretirement benefit costs are allocated to business segments based on CAS, which is generally based on benefits paid. FAS/CAS service cost adjustment represents the difference between the Financial Accounting Standards (FAS) pension and postretirement service costs calculated under GAAP and costs allocated to the business segments.
Non-operating
pension and postretirement expenses represent the components of net periodic benefit costs other than service cost. These expenses are included in Other income, net. Components of FAS/CAS service cost adjustment are shown in the following table:

	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
Pension FAS/CAS service cost adjustment	$460	$445	$230	$222
Postretirement FAS/CAS service cost adjustment	144	137	72	69

FAS/CAS service cost adjustment	$604	$582	$302	$291

Assets
Segment assets are summarized in the table below:

	June 30 2024	December 31 2023
Commercial Airplanes	$83,478	$77,047
Defense, Space & Security	16,239	14,921
Global Services	16,473	16,193
Unallocated items, eliminations and other	26,530	28,851

Total	$142,720	$137,012

Assets included in Unallocated items, eliminations and other primarily consist of Cash and cash equivalents, Short-term and other investments, tax assets, capitalized interest and assets managed centrally on behalf of the three principal business segments and intercompany eliminations.

Note 22 – Segment and Revenue Information
Segment results reflect the realignment of the Boeing Customer Financing team and portfolio into the BCA segment during the first quarter of 2023. Interest and debt expense now includes interest and debt expense previously attributable to
Boeing
Capital and classified as a component of Total Costs and Expenses (“
Cost of Sales
”). Prior period amounts have been reclassified to conform to current period presentation.
Our primary profitability measurement to review segment operating results is Loss from operations. We operate in three reportable segments: BCA, BDS, and BGS. All other activities fall within Unallocated items, eliminations and other. See page F-6 for the Summary of Business Segment Data, which is an integral part of this note.

BCA develops, produces and markets commercial jet aircraft principally to the commercial airline industry worldwide. Revenue on commercial aircraft contracts is recognized at the point in time when an aircraft is completed and accepted by the customer.
BDS engages in the research, development, production and modification of the following products and related services: manned and unmanned military aircraft and weapons systems, surveillance and engagement, strategic defense and intelligence systems, satellite systems and space exploration. BDS revenue is generally recognized over the contract term (over time) as costs are incurred.
BGS provides parts, maintenance, modifications, logistics support, training, data analytics and information-based services to commercial and government customers worldwide. BGS segment revenue and costs include certain products and services provided to other segments. Revenue on commercial spare parts contracts is recognized at the point in time when a spare part is delivered to the customer. Revenue on other contracts is generally recognized over the contract term (over time) as costs are incurred.
While our principal operations are in the United States, Canada and Australia, some key suppliers and subcontractors are located in Europe and Japan. Revenues, including foreign military sales, are reported by customer location and consisted of the following:

Years ended December 31,	2023	2022	2021
Europe	$10,520	$7,916	$8,967
Asia	10,013	8,393	5,845
Middle East	6,594	5,047	4,653
Oceania	1,655	1,576	1,147
Canada	1,256	1,612	969
Africa	825	418	239
Latin America, Caribbean and other	1,524	2,412	1,376

Total non-U.S. revenues	32,387	27,374	23,196
United States	45,380	39,218	39,076
Estimated potential concessions and other considerations to 737 MAX customers	27	16	14

Total revenues	$77,794	$66,608	$62,286

Revenues from the U.S. government (including foreign military sales through the U.S. government), primarily recorded at BDS and BGS, represented 37%, 40% and 49% of consolidated revenues for 2023, 2022 and 2021, respectively. Approximately 4% of operating assets were located outside the United States as of December 31, 2023 and 2022.
The following tables present BCA, BDS and BGS revenues from contracts with customers disaggregated in a number of ways, such as geographic location, contract type and the method of revenue recognition. We believe these best depict how the nature, amount, timing and uncertainty of our revenues and cash flows are affected by economic factors.

BCA revenues by customer location consisted of the following:

Years ended December 31,	2023	2022	2021
Revenue from contracts with customers:
Asia	$6,328	$4,488	$2,816
Europe	6,172	4,085	4,387
Middle East	4,311	2,003	1,098
Other non-U.S.	2,431	3,042	1,683

Total non-U.S. revenues	19,242	13,618	9,984
United States	14,501	12,275	9,614
Estimated potential concessions and other considerations to 737 MAX customers	27	16	14

Total revenues from contracts with customers	33,770	25,909	19,612
Intersegment revenues, eliminated on consolidation	131	117	102

Total segment revenues	$33,901	$26,026	$19,714

Revenue recognized on fixed-price contracts	100%	100%	100%
Revenue recognized at a point in time	99%	99%	99%

BDS revenues on contracts with customers, based on the customer’s location, consisted of the following:

Years ended December 31,	2023	2022	2021
Revenue from contracts with customers:
U.S. customers	$20,051	$17,144	$19,869
Non-U.S. customers(1)	4,882	6,018	6,671

Total segment revenue from contracts with customers	$24,933	$23,162	$26,540

Revenue recognized over time	99%	99%	99%
Revenue recognized on fixed-price contracts	58%	60%	68%
Revenue from the U.S. government(1)	91%	89%	89%

(1)	Includes revenues earned from foreign military sales through the U.S. government.
BGS revenues consisted of the following:

Years ended December 31,	2023	2022	2021
Revenue from contracts with customers:
Commercial	$11,020	$9,560	$7,527
Government	7,751	7,681	8,553

Total revenues from contracts with customers	18,771	17,241	16,080
Intersegment revenues eliminated on consolidation	356	370	248

Total segment revenues	$19,127	$17,611	$16,328

Revenue recognized at a point in time	51%	50%	45%
Revenue recognized on fixed-price contracts	87%	88%	86%
Revenue from the U.S. government(1)	30%	33%	40%

(1)	Includes revenues earned from foreign military sales through the U.S. government.

Earnings in Equity Method Investments
During the years ended December 31, 2023, 2022, and 2021, our share of income from equity method investments was $70, $56, and $40, respectively. In 2023 and 2021, earnings in equity method investments were primarily driven by investments held at our BDS segment. In 2022, earnings in equity method investments were primarily driven by investments held in Unallocated items, eliminations and other.
Backlog
Our total backlog includes contracts that we and our customers are committed to perform. The value in backlog represents the estimated transaction prices on performance obligations to our customers for which work remains to be performed. Backlog is converted into revenue, primarily based on the cost incurred or at delivery and acceptance of products, depending on the applicable revenue recognition model.
Our backlog at December 31, 2023 was $520,195. We expect approximately 16% to be converted to revenue through 2024 and approximately 62% through 2027, with the remainder thereafter. There is significant uncertainty regarding the timing of when backlog will convert into revenue due to timing of 737 and 787 deliveries from inventory and timing of entry into service of the 777X,
737-7
and/or
737-10.
Unallocated Items, Eliminations and other
Unallocated items, eliminations and other include common internal services that support Boeing’s global business operations and eliminations of certain sales between segments. We generally allocate costs to business segments based on the U.S. Government Cost Accounting Standards (CAS). Components of Unallocated items, eliminations and other (expense)/income are shown in the following table.

Years ended December 31,	2023	2022	2021
Share-based plans	$62	($114)	($174)
Deferred compensation	(188)	117	(126)
Amortization of previously capitalized interest	(95)	(95)	(107)
Research and development expense, net	(315)	(278)	(184)
Eliminations and other unallocated items	(1,223)	(1,134)	(636)

Unallocated items, eliminations and other	($1,759)	($1,504)	($1,227)

Pension and Other Postretirement Benefit Expense
Pension costs are allocated to BDS and BGS businesses supporting government customers using CAS, which employ different actuarial assumptions and accounting conventions than GAAP. These costs are allocable to government contracts. Other postretirement benefit costs are allocated to business segments based on CAS, which is generally based on benefits paid. FAS/CAS service cost adjustment represents the difference between the Financial Accounting Standards (FAS) pension and postretirement service costs calculated under GAAP and costs allocated to the business segments.
Non-operating
pension and postretirement expenses represent the components of net periodic benefit costs other than service cost. These expenses are included in Other income, net. Components of FAS/CAS service cost adjustment are shown in the following table:

Years ended December 31,	2023	2022	2021
Pension FAS/CAS service cost adjustment	$799	$849	$882
Postretirement FAS/CAS service cost adjustment	257	294	291

FAS/CAS service cost adjustment	$1,056	$1,143	$1,173

Assets
Segment assets are summarized in the table below.

December 31,	2023	2022
Commercial Airplanes	$77,047	$76,825
Defense, Space & Security	14,921	14,426
Global Services	16,193	16,149
Unallocated items, eliminations and other	28,851	29,700

Total	$137,012	$137,100

Assets included in Unallocated items, eliminations and other primarily consist of Cash and cash equivalents, Short-term and other investments, tax assets, capitalized interest and assets managed centrally on behalf of the three principal business segments and intercompany eliminations.
Capital Expenditures

Years ended December 31,	2023	2022	2021
Commercial Airplanes	$420	$218	$177
Defense, Space & Security	192	202	199
Global Services	127	130	94
Unallocated items, eliminations and other	788	672	510

Total	$1,527	$1,222	$980

Capital expenditures for Unallocated items, eliminations and other relate primarily to assets managed centrally on behalf of the three principal business segments.
Depreciation and Amortization

Years ended December 31,	2023	2022	2021
Commercial Airplanes	$464	$554	$594
Defense, Space & Security	219	238	233
Global Services	320	346	414
Centrally Managed Assets (1)	858	841	903

Total	$1,861	$1,979	$2,144

(1)
Amounts shown in the table represent depreciation and amortization expense recorded by the individual business segments. Depreciation and amortization for centrally managed assets are included in segment operating earnings based on usage and occupancy. In 2023, $650 was included in the primary business segments, of which $311, $264 and $75 was included in BCA, BDS and BGS, respectively. In 2022, $644 was included in the primary business segments, of which $361, $230 and $53 was included in BCA, BDS and BGS, respectively. In 2021, $669 was included in the primary business segments, of which $387, $222 and $60 was included in BCA, BDS and BGS, respectively.